Offerings shares in Thousands	Jun. 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	3,000
Proposed Maximum Offering Price per Unit	21.84
Maximum Aggregate Offering Price	$ 65,520,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,048.31
Offering Note
1.
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional shares of common stock, par value $0.001 per share (the “Common Stock”), of Ultragenyx Pharmaceutical Inc. (the “Registrant”) that become issuable under the Ultragenyx Pharmaceutical Inc. 2023 Incentive Plan (as amended and restated, the “2023 Plan”). The “Amount Registered” represents 3,000,000 shares of Common Stock authorized for issuance under the 2023 Plan. The “Proposed Maximum Offering Price Per Unit” and “Maximum Aggregate Offering Price” are estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act, and are based on the average of the high and low sale prices of the Common Stock, as quoted on The Nasdaq Global Select Market, on June 8, 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	400
Proposed Maximum Offering Price per Unit	21.84
Maximum Aggregate Offering Price	$ 8,736,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,206.44
Offering Note
2.
Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the Ultragenyx Pharmaceutical Inc. Employment Inducement Plan (as amended, the “Inducement Plan”). The “Amount Registered” represents 400,000 shares of Common Stock authorized for issuance under the Inducement Plan. The “Proposed Maximum Offering Price Per Unit” and “Maximum Aggregate Offering Price” are estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act, and are based on the average of the high and low sale prices of the Common Stock, as quoted on The Nasdaq Global Select Market, on June 8, 2026.